Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005529
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Investor Class
Trading Symbol	PRCIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 17,446,762,000
Holdings Count | Holding	1,725
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Holdings [Text Block]
AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

Largest Holdings [Text Block]
U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005530
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Advisor Class
Trading Symbol	PANIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 17,446,762,000
Holdings Count | Holding	1,725
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Holdings [Text Block]
AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

Largest Holdings [Text Block]
U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005531
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	R Class
Trading Symbol	RRNIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 17,446,762,000
Holdings Count | Holding	1,725
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Holdings [Text Block]
AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

Largest Holdings [Text Block]
U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159679
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	I Class
Trading Symbol	PRXEX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 17,446,762,000
Holdings Count | Holding	1,725
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Holdings [Text Block]
AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

Largest Holdings [Text Block]
U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219349
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Z Class
Trading Symbol	TRVZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 17,446,762,000
Holdings Count | Holding	1,725
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Holdings [Text Block]
AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

Largest Holdings [Text Block]
U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless